INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
7. INTANGIBLE ASSETS

	December 31,				Sept 30,
	2013				2014
	Gross carrying	Accumulated		Intangible	Gross carrying	Accumulated		Intangible
(In thousands of U.S. dollars)	amount	amortization	Impairment	assets, net	amount	amortization	Impairment	assets, net
In-progess R&D	12,061	-	(7,170)	4,891	4,891	-		4,891
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248			35,248	35,248	(8,813)		26,436
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$40,139	$(8,813)	$-	$31,327

Intangible assets corresponding to acquired in-process research and development of Bloxiverz® is being amortized straight-line over a 3 year period as of January 1, 2014.